Unaudited Pro Forma Condensed Combined Statement of Operations	3 Months Ended
Dec. 31, 2021
Condensed Financial Information Disclosure [Abstract]
Unaudited Pro Forma Condensed Combined Statement of Operations
	Maple X Inc.	Maple Heights GP	Pro Forma

Revenues	-	4,978	4,978
Cost of revenues	-	(3,951)	(3,951)
Gross profit	-	1,027	1,027

General and administrative expenses	(5)	(12)	(17)
Operating loss	(5)	1,015	1,010
Financing expenses, net	(22)	(104)	(126)
Net income (loss)	(27)	911	884
Attributed to: Owners of the parent company	(27)	45	18
Non-controlling interests	-	866	866
	(27)	911	884